RIGHT OF USE ASSETS - Maturity of Lease Payments (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments		Rp 19,502		Rp 17,224
Interest	Rp (2,375)	(3,350)
Net present value of minimum lease payments		16,152		14,849
Accrued interest		1,065		28
Total lease liabilities		17,217		14,877	Rp 18,983
Current maturities		(4,663)	$ (342)	(4,805)
Long-term portion		12,554	$ 717	10,072
Less than one year
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments		4,752
1-2 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments		4,247		5,636
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments		3,529		3,814
3-4 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments		2,636		2,888
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments		1,639		1,864
5-6 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments		1,103		2,693
Later than six years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments		Rp 1,596		Rp 329